Note 11 - Financial Instruments designated at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss
Debt Securities, at fair value	€ 1,403	€ 1,313
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,403	1,313
Financial Liabilities At Fair Value Through Profit Or Loss
Deposits at fair value through profit or loss	999	976
Debt securities at fair value through profit or loss	3,992	2,858
Total other financial liabilities	3,931	3,159
Unit-linked products Liabilities	3,931	3,159
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	€ 8,922	€ 6,993